Intangible Assets - Details Of Intangible Assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	₩ 1,056,647	$ 731,471	₩ 1,091,402	₩ 996,842	₩ 849,114
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	3,514,252		3,023,585
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(2,334,617)		(1,895,592)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(122,988)		(36,591)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	386,994		482,707	445,093	397,527
Goodwill | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	471,905		482,707
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(84,911)		0
Industrial property rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	563		448	509	643
Industrial property rights | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	2,805		2,419
Industrial property rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(2,242)		(1,971)
Industrial property rights | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	329,809		275,691	242,091	212,627
Development costs | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	1,324,649		965,131
Development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(994,840)		(689,440)
Development costs | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	267,043		273,553	253,156	192,373
Other intangible assets | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	1,638,130		1,511,286
Other intangible assets | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(1,337,535)		(1,204,181)
Other intangible assets | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(33,552)		(33,552)
Membership deposit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	60,550		52,405	47,851	42,917
Membership deposit | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	65,075		55,444
Membership deposit | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Membership deposit | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(4,525)		(3,039)
Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	11,688		6,598	₩ 8,142	₩ 3,027
Construction in progress | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	11,688		6,598
Construction in progress | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Construction in progress | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	₩ 0		₩ 0